Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Statement of Comprehensive Income [Abstract]
Curtailment gain, net of tax	$ 3.8